UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08797 and 811-09049

Name of Fund:  BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock International Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master International Portfolio of BlackRock Master LLC	$611,997,451
Total Investments (Cost — $577,485,023) — 100.1%	611,997,451
Liabilities in Excess of Other Assets — (0.1)%	(673,343)

Net Assets — 100.0%	$611,324,108

Notes to Schedule of Investments

BlackRock International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of July 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $611,997,451 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended July 31, 2015, there were no transfers between levels.

BLACKROCK INTERNATIONAL FUND	JULY 31, 2015	1

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 2.4%
KBC Groep NV	209,603	$14,615,677
Canada — 3.8%
Finning International, Inc.	624,645	10,860,899
Magna International, Inc.	229,932	12,492,998

		23,353,897
China — 1.6%
Bank of China Ltd., H Shares	17,610,000	9,622,766
France — 2.1%
Cie de Saint-Gobain	265,742	12,590,138
Germany — 3.2%
Deutsche Post AG, Registered Shares	656,901	19,855,011
Indonesia — 1.7%
Bank Mandiri Persero Tbk PT	14,591,000	10,243,964
Ireland — 3.3%
Shire PLC	227,479	20,221,958
Israel — 2.8%
Teva Pharmaceutical Industries Ltd. — ADR	250,940	17,319,879
Japan — 18.6%
Kyowa Hakko Kirin Co. Ltd.	1,120,000	18,224,518
Mazda Motor Corp.	1,385,700	27,181,339
Recruit Holdings Co. Ltd.	838,700	26,422,730
SoftBank Group Corp.	335,100	18,522,365
Trend Micro, Inc.	641,700	23,487,476

		113,838,428
Mexico — 2.2%
Grupo Televisa SAB — ADR	383,250	13,360,095
Netherlands — 4.8%
Akzo Nobel NV	165,153	11,817,527
ASML Holding NV	179,631	17,856,285

		29,673,812
South Korea — 2.5%
SK Telecom Co. Ltd.	70,835	15,202,171
Switzerland — 1.5%
Syngenta AG, Registered Shares	22,243	9,163,467
Turkey — 1.7%
Turkiye Garanti Bankasi AS	3,432,222	10,123,852
United Kingdom — 27.8%
AstraZeneca PLC	564,426	38,103,486
Imperial Tobacco Group PLC	255,845	13,425,828
Kingfisher PLC	4,737,211	26,684,551
Liberty Global PLC LiLAC, Series A (a)	27,408	1,171,966
Liberty Global PLC, Series A (a)	554,334	29,080,362
Lloyds Banking Group PLC	9,119,055	11,874,880
Royal Mail PLC	1,960,205	15,442,534
Vodafone Group PLC	9,113,952	34,523,525

		170,307,132

Common Stocks	Shares	Value
United States — 13.1%
Alexion Pharmaceuticals, Inc. (a)	58,780	$11,605,523
AMETEK, Inc.	289,806	15,374,208
Discovery Communications, Inc., Class A (a)	653,064	21,564,173
The Estee Lauder Cos., Inc., Class A	111,752	9,958,221
Mattel, Inc.	519,199	12,050,609
TripAdvisor, Inc. (a)	120,538	9,568,306

		80,121,040
Total Long-Term Investments (Cost — $534,049,912) — 93.1%		569,613,287

Short-Term Securities
Money Market Funds — 5.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)(c)	31,290,280	31,290,280

		Par (000)
Time Deposits
United Kingdom — 0.1%
Brown Brothers Harriman & Co., 0.09%, 8/01/15	GBP	277	432,875
Total Short-Term Securities (Cost — $31,723,155) — 5.2%			31,723,155
Total Investments (Cost — $565,773,067*) — 98.3%			601,336,442
Other Assets Less Liabilities — 1.7%			10,661,009

Net Assets — 100.0%			$611,997,451

Portfolio Abbreviations
ADR	American Depositary Receipts	CAD	Canadian Dollar	USD	U.S. Dollar
AUD	Australian Dollar	GBP	British Pound

2	BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Master International Portfolio

Notes to Schedule of Investments

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$566,452,566

Gross unrealized appreciation	$53,842,469
Gross unrealized depreciation	(18,958,593)

Net unrealized appreciation	$34,883,876

(a)	Non-income producing security.

(b)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at July 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	3,631,049	27,659,231	31,290,280	$9,909	$2,667

(c)	Represents the current yield as of report date.

•	As of July 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	22,727,000	USD	16,810,001	UBS AG	10/15/15	$(266,940)
CAD	29,500,000	USD	23,048,065	UBS AG	10/15/15	(502,736)
Total						$(769,676)

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JULY 31, 2015	3

Schedule of Investments (concluded)	BlackRock Master International Portfolio

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$14,615,677	—	$14,615,677
Canada	$23,353,897	—	—	23,353,897
China	—	9,622,766	—	9,622,766
France	—	12,590,138	—	12,590,138
Germany	—	19,855,011	—	19,855,011
Indonesia	—	10,243,964	—	10,243,964
Ireland	—	20,221,958	—	20,221,958
Israel	17,319,879	—	—	17,319,879
Japan	—	113,838,428	—	113,838,428
Mexico	13,360,095	—	—	13,360,095
Netherlands	—	29,673,812	—	29,673,812
South Korea	—	15,202,171	—	15,202,171
Switzerland	—	9,163,467	—	9,163,467
Turkey	—	10,123,852	—	10,123,852
United Kingdom	30,252,328	140,054,804	—	170,307,132
United States	80,121,040	—	—	80,121,040
Short-Term Securities:
Money Market Funds	31,290,280	—	—	31,290,280
Time Deposits	—	432,875	—	432,875

Total	$195,697,519	$405,638,923	—	$601,336,442

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	—	$(769,676)	—	$(769,676)

[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1 [2]	Transfers into Level 2 [2]	Transfers out of Level 2
Assets:
Long-Term Investments:
Japan	—	$(9,625,257)	$9,625,257	—

[2] External pricing service used to reflect any significant market movements between the time the Portfolio valued such foreign securities and the earlier closing of foreign markets.

4	BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JULY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: September 22, 2015